Average Annual Total Returns - Investor P - BLACKROCK LIFEPATH INDEX 2045 FUND - Investor P Shares	Apr. 30, 2021
Average Annual Return:
1 Year	8.33%
5 Years	10.38%
Since Inception	8.39%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	7.75%
5 Years	9.61%
Since Inception	7.62%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.01%
5 Years	7.96%
Since Inception	6.52%
Inception Date	May 31, 2011